SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Jan. 31, 2016
Common Stock
SUBSEQUENT EVENTS
Issuance of common stock		12,508,395
Subsequent event | Convertible Note
SUBSEQUENT EVENTS
Principal amount	$ 1.5
Subsequent event | Convertible Note | Unsecured debt
SUBSEQUENT EVENTS
Principal amount	$ 0.5
Maturity term (in months)	6 months
Conversion price (in dollars per share)	$ 0.80
Interest rate (in percent)	10.00%
Subsequent event | Convertible Note | Secured debt
SUBSEQUENT EVENTS
Principal amount	$ 1.0
Maturity term (in months)	36 months
Conversion price (in dollars per share)	$ 0.80
Interest rate (in percent)	10.00%
Subsequent event | Private Placement | Convertible Note
SUBSEQUENT EVENTS
Principal amount	$ 1.5
Subsequent event | Private Placement | Common Stock
SUBSEQUENT EVENTS
Net proceeds from private offering	$ 1.4
Issuance of common stock	2,423,077
Share price (in dollars per share)	$ 0.65